4. Acquisition of SDA Mill (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017
Payment of note payable	$ 50,000	$ 0	$ 0	$ 35,000
Rose Petroleum [Member]
Payment of note payable	$ 50,000
SDA Mill [Member]
Total purchase price			1,476,025
Cash paid for acquisition			850,000
Business acquisition promissory note issued					$ 50,000
Business acquisition, non-refundable option payment					50,000
Business acquisition, option-to-purchase extension					$ 100,000
Business acquisition, common shares issued					14,200,834
Business acquisition, common shares issued value			$ 426,025